FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives	$ (12,379)	$ (5,236)
Net proceeds (payments) on settlement of debt derivatives	(11)	(8)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	11,016	3,914
Total payments on debt derivatives	(10,975)	(3,931)
Net proceeds (payments) on settlement of debt derivatives	41	(17)
Net payments on settlement of debt derivatives and forward contracts	11	8
Debt derivatives | US commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	9,522	2,911
Total payments on debt derivatives	(9,458)	(2,926)
Proceeds on Canadian dollar-denominated interest rate derivatives	113	9
Payments on US dollar-denominated Interest rate derivatives	(165)	0
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	507	1,003
Total payments on debt derivatives	(498)	(1,005)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	987	0
Total payments on debt derivatives	$ (1,019)	$ 0